PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments	$ 423,356	$ 591,383
Deposits	1,871,670	1,790,637
Others	804,336	905,425
Prepayments and other current assets	$ 3,099,362	$ 3,287,445